The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period.  In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

During the period, certain securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument.  Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments.  The Funds' investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain foreign common stocks, preferred stocks, participatory notes, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including forward currency contracts, options written, and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models.  The service providers' internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments.  These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange.  These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Forward currency contracts and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.  These instruments are normally valued using pricing vendors.  Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models.  The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds' investments that were categorized as Level 3 include: fair valued securities.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above.  In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable.  In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security.  To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board.  These methodologies may require subjective judgments and determinations about the value of a particular security.  When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' net assets as of December 31, 2023:

GuideMark Large Cap Core Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$654,429,393	$-	$3,538	$654,432,931
Investment Companies	22,808,823	-	-	22,808,823
Real Estate Investment Trusts	6,588,336	-	-	6,588,336
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	62,099,248
Total Investments in Securities	$683,826,552	$-	$3,538	$745,929,338

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description				Common Stock
Balance as of April 1, 2023				$0
Purchases				-
Sales proceeds and paydowns				-
Accreted discounts, net				-
Corporate Actions				-
Realized gain (loss)				-
Change in unrealized appreciation (depreciation)				3,538
Transfers into/(out of) Level 3				-
Balance as of December 31, 2023				$3,538
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at December 31, 2023.				$3,538

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.

GuideMark Emerging Markets Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$284,512	$2,838,022	$-	$3,122,534
Consumer Discretionary	1,066,685	4,249,465	-	5,316,150
Consumer Staples	714,502	3,232,308	0	3,946,810
Energy	149,929	2,643,929	0	2,793,858
Financials	492,318	7,581,024	0	8,073,342
Health Care	27,216	1,660,595	-	1,687,811
Industrials	227,957	2,437,164	-	2,665,121
Information Technology	117,120	10,584,668	-	10,701,788
Materials	394,998	1,778,139	0	2,173,137
Real Estate	-	469,789	-	469,789
Utilities	32,359	564,139	-	596,498
Total Common Stocks	3,507,596	38,039,242	0	41,546,838
Investment Companies	1,493,191	-	-	1,493,191
Preferred Stocks
Consumer Discretionary	-	44,448	-	44,448
Energy	-	329,760	-	329,760
Financials	-	410,191	-	410,191
Industrials	-	64,884	-	64,884
Information Technology	-	148,848	-	148,848
Materials	-	10,486	-	10,486
Utilities	-	121,987	-	121,987
Total Preferred Stocks	-	1,130,604	-	1,130,604
Real Estate Investment Trusts	41,408	-	-	41,408
Rights	-	-	104	104
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	1,561,630
Total Investments in Securities	$5,042,195	$39,169,846	$104	$45,773,775

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description			Common Stock	Rights
Balance as of April 1, 2023			$22,633	$-
Purchases			-	-
Sales proceeds and paydowns			(240,522)	-
Accreted discounts, net			-	-
Corporate Actions			-	98
Realized gain (loss)			(1,530,740)	-
Change in unrealized appreciation (depreciation)			1,748,629	6
Transfers into/(out of) Level 3			-	-
Balance as of December 31, 2023			$0	$104
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at December 31, 2023.			0	$6

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.

GuideMark Small/Mid Cap Core Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$97,424,380	$-	$17,940	$97,442,320
Investment Companies	3,440,817	-	-	3,440,817
Real Estate Investment Trusts	4,023,756	-	-	4,023,756
Short Term Investments	461,716	-	-	461,716
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	27,646,038
Total Investments in Securities	$105,350,669	$-	$17,940	$133,014,647

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description				Common Stocks
Balance as of April 1, 2023				$6,710
Purchases				39,014
Sales proceeds and paydowns				-
Accreted discounts, net				-
Corporate Actions				-
Realized gain (loss)				-
Change in unrealized appreciation (depreciation)				(27,784)
Transfers into/(out of) Level 3				-
Balance as of December 31, 2023				$17,940
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at December 31, 2023.				$(27,784)

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.

GuideMark World ex-US Fund

	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$-	$3,077,704	$-	$3,077,704
Consumer Discretionary	611,383	15,133,600	-	15,744,983
Consumer Staples	2,008,019	9,310,144	-	11,318,163
Energy	2,415,439	5,472,881	-	7,888,320
Financials	2,934,250	18,284,946	-	21,219,196
Health Care	444,546	12,057,078	-	12,501,624
Industrials	834,254	17,806,499	-	18,640,753
Information Technology	1,519,241	7,071,507	-	8,590,748
Materials	484,887	5,551,318	-	6,036,205
Real Estate	83,103	381,991	-	465,094
Utilities	-	1,913,879	-	1,913,879
Total Common Stocks	11,335,122	96,061,547	-	107,396,669
Investment Companies	920,479	-	-	920,479
Preferred Stocks	-	348,838	-	348,838
Warrants	-	-	0	0
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	2,923,632
Total Investments in Securities	$12,255,601	$96,410,385	$0	$111,589,618

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description				Warrants
Balance as of April 1, 2023				$-
Purchases				-
Sales proceeds and paydowns				-
Accreted discounts, net				-
Corporate Actions				0
Realized gain (loss)				-
Change in unrealized appreciation (depreciation)				-
Transfers into/(out of) Level 3				-
Balance as of December 31, 2023				$0
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at December 31, 2023.				$-

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.

GuideMark Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$-	$13,428,349	$-	$13,428,349
Collateralized Mortgage Obligations	-	25,135,111	-	25,135,111
Corporate Obligations	-	45,286,530	-	45,286,530
Foreign Government Debt Obligations	-	1,497,744	-	1,497,744
Mortgage Backed Securities - U.S. Government Agency	-	65,317,993	-	65,317,993
Municipal Debt Obligations	-	2,858,693	-	2,858,693
U.S. Treasury Obligations	-	39,293,988	-	39,293,988
Total Fixed Income	-	192,818,408	-	192,818,408
Short Term Investments	1,771,075	-	-	1,771,075
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	1,511,867
Total Investments in Securities	$1,771,075	$192,818,408	$-	$196,101,350

Other Financial Instruments**
Futures	$(648,753)	$-	$-	$(648,753)
Swaps	-	234,804	-	234,804

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swaps. Futures and swaps are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Growth Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$1,054,685,955	$-	$-	$1,054,685,955
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	85,327,854
Total Investments in Securities	$1,054,685,955	$-	$-	$1,140,013,809

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Conservative Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$425,776,976	$-	$-	$425,776,976
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	115,686,099
Total Investments in Securities	$425,776,976	$-	$-	$541,463,075

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Tactical Allocation Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$388,722,829	$-	$-	$388,722,829
Investment Companies	149,812,484	-	-	149,812,484
Short Term Investments	4,578,914	-	-	4,578,914
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	39,625,201
Total Investments in Securities	$543,114,227	$-	$-	$582,739,428

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Absolute Return Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$191,901,616	$-	$-	$191,901,616
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	36,281,101
Total Investments in Securities	$191,901,616	$-	$-	$228,182,717

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Multi-Asset Income Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$85,882,791	$-	$-	$85,882,791
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	29,674,572
Total Investments in Securities	$85,882,791	$-	$-	$115,557,363

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Flexible Income Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$215,153,407	$40,818,573	$-	$255,971,980
Short Term Investments	5,895,855	-	-	5,895,855
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	51,376,553
Total Investments in Securities	$221,049,262	$40,818,573	$-	$313,244,388

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Managed Futures Strategy Fund

	Level 1	Level 2	Level 3	Total

Short Term Investments	$26,998,194	$391,490,238		$418,488,432
Total Investments in Securities	$26,998,194	$391,490,238	$-	$418,488,432

Other Financial Instruments*
Futures	$9,111,100	$-	$-	$9,111,100
Forward Currency Contracts	$-	$18,140	$-	$18,140

*Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures and forward currency contracts. Futures and forward currency contracts are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

GuidePath Conservative Income Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$4,972,222	$-	$-	$4,972,222
Short Term Investments	8,802,568	2,708,382	-	11,510,950
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	1,476,405
Total Investments in Securities	$13,774,790	$2,708,382	$-	$17,959,577

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Income Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$75,268,607	$-	$-	$75,268,607
Short Term Investments	1,890,347	-	-	1,890,347
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	25,793,352
Total Investments in Securities	$77,158,954	$-	$-	$102,952,306

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Growth & Income Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$34,104,293	$-	$-	$34,104,293
Investment Companies	33,500,813	-	-	33,500,813
Short Term Investments	29,564,878	-	-	29,564,878
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	7,341,898
Total Investments in Securities	$97,169,984	$-	$-	$104,511,882

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

8. Transactions with Affiliates
The GuidePath Flexible Income Allocation Fund owned 5% or more of the voting securities of the following company during the period ended December 31, 2023. As a result, this company is deemed to be an affiliated company. The below table represents fair value:

Issuer	Value as of April 1, 2023	Purchases	Sales	Realized Gain (Loss)
iShares MSCI Kokasui ETF[1]	$10,010,370	$102,406	$10,170,759	$341,750
	$10,010,370	$102,406	$10,170,759	$341,750

Issuer	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Fair Value as of December 31, 2023	Share Balance as of December 31, 2023
iShares MSCI Kokasui ETF[1]	$(283,767)	$-	$-	-
	$(283,767)	$-	$-	-
1No longer an affiliate as of December 31, 2023.